NET INCOME PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
NET INCOME PER SHARE
Net income attributable to ChinaEdu Corporation (numerator)		50,498	37,971	16,821
Weighted average ordinary shares outstanding used in computing basic net income per share	28,250,473	28,250,473	47,523,375	47,453,930
Incremental weighted average ordinary shares from assumed conversions of share option and RSUs using treasury stock method	3,627,443	3,627,443	2,963,858	3,215,299
Weighted average ordinary shares outstanding used in computing diluted net income per share	31,877,916	31,877,916	50,487,233	50,669,229
Net income per share attributable to ChinaEdu Corporation-basic	$ 0.30	1.79	0.80	0.35
Net income per share attributable to ChinaEdu Corporation-diluted	$ 0.26	1.58	0.75	0.33